Investment in securities (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Summary of marketable securities

	December 31, 2018				December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Trading
Mutual funds	5,724	1,176	(405)	6,495	5,724	1,616	(516)	6,824
Total trading	5,724	1,176	(405)	6,495	5,724	1,616	(516)	6,824

Available-for-sale
US government and federal agencies	1,820,808	3,355	(37,656)	1,786,507	2,720,581	8,924	(20,401)	2,709,104
Non-US governments debt securities	25,804	19	(398)	25,425	26,516	118	(386)	26,248
Corporate debt securities	80,177	—	(1,464)	78,713	243,999	153	(780)	243,372
Asset-backed securities - Student loans	13,290	—	(664)	12,626	13,290	—	(797)	12,493
Commercial mortgage-backed securities	125,806	6	(2,603)	123,209	142,740	56	(1,296)	141,500
Residential mortgage-backed securities	160,492	—	(4,223)	156,269	186,049	309	(1,635)	184,723
Total available-for-sale	2,226,377	3,380	(47,008)	2,182,749	3,333,175	9,560	(25,295)	3,317,440

Held-to-maturity¹
US government and federal agencies	2,066,120	5,012	(34,918)	2,036,214	1,381,955	4,813	(9,414)	1,377,354
Total held-to-maturity	2,066,120	5,012	(34,918)	2,036,214	1,381,955	4,813	(9,414)	1,377,354
¹ For the years ended December 31, 2018, 2017 and 2016, non-credit impairments recognized in accumulated other comprehensive loss ("AOCL") for HTM investments were nil.
In the following tables, debt securities with unrealized losses that are not deemed to be OTTI are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis. In 2018, the classification of certain securities was revised from "less than 12 months" to "12 months or more". The 2017 classification presented below was revised to properly present the disclosure accordingly.

	Less than 12 months		12 months or more
December 31, 2018	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	372,283	(1,586)	1,027,638	(36,070)	1,399,921	(37,656)
Non-US governments debt securities	—	—	22,360	(398)	22,360	(398)
Corporate debt securities	14,914	(114)	63,799	(1,350)	78,713	(1,464)
Asset-backed securities - Student loans	—	—	12,626	(664)	12,626	(664)
Commercial mortgage-backed securities	812	—	117,379	(2,603)	118,191	(2,603)
Residential mortgage-backed securities	49,804	(1,313)	106,465	(2,910)	156,269	(4,223)
Total available-for-sale securities with unrealized losses	437,813	(3,013)	1,350,267	(43,995)	1,788,080	(47,008)

Held-to-maturity securities with unrealized losses
US government and federal agencies	647,484	(11,468)	724,974	(23,450)	1,372,458	(34,918)

	Less than 12 months		12 months or more
December 31, 2017	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	467,958	(2,461)	1,043,601	(17,940)	1,511,559	(20,401)
Non-US governments debt securities	—	—	22,360	(386)	22,360	(386)
Corporate debt securities	76,016	(225)	49,964	(555)	125,980	(780)
Asset-backed securities - Student loans	—	—	12,493	(797)	12,493	(797)
Commercial mortgage-backed securities	98,822	(709)	36,766	(587)	135,588	(1,296)
Residential mortgage-backed securities	71,604	(486)	56,287	(1,149)	127,891	(1,635)
Total available-for-sale securities with unrealized losses	714,400	(3,881)	1,221,471	(21,414)	1,935,871	(25,295)

Held-to-maturity securities with unrealized losses
US government and federal agencies	549,532	(2,862)	288,830	(6,552)	838,362	(9,414)

	December 31, 2018		December 31, 2017
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	42,531	42,400	149,999	150,900
Held-to-maturity	70,818	69,030	202,303	201,523

Summary of investments maturities

	Remaining term to maturity
December 31, 2018	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Trading
Mutual funds	—	—	—	—	—	6,495	6,495

Available-for-sale
US government and federal agencies	—	—	34,423	—	—	1,752,084	1,786,507
Non-US governments debt securities	—	3,064	22,361	—	—	—	25,425
Corporate debt securities	—	14,924	63,789	—	—	—	78,713
Asset-backed securities - Student loans	—	—	—	—	—	12,626	12,626
Commercial mortgage-backed securities	—	—	—	—	—	123,209	123,209
Residential mortgage-backed securities	—	—	—	—	—	156,269	156,269
Total available-for-sale	—	17,988	120,573	—	—	2,044,188	2,182,749

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,066,120	2,066,120
Total investments	—	17,988	120,573	—	—	4,116,803	4,255,364

Total by currency
US dollars	—	17,988	120,573	—	—	4,116,484	4,255,045
Other	—	—	—	—	—	319	319
Total investments	—	17,988	120,573	—	—	4,116,803	4,255,364

Schedule of sale proceeds and realized gains and losses of AFS securities
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2018
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	812,720	1,599	(1,263)
Corporate debt securities	24,975	—	(87)
Commercial mortgage-backed securities	15,260	—	(354)
Pass-through note	1,205	1,205	—
Total	854,160	2,804	(1,704)

	Year ended
	December 31, 2017
	Sale proceeds	Gross realized gains	Gross realized (losses)
Corporate debt securities	202,700	1,684	—
Commercial mortgage-backed securities	7,785	—	(60)
Pass-through note	2,562	2,562	—
Total	213,047	4,246	(60)

	Year ended
	December 31, 2016
	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	59,939	1,013	(76)
Pass-through note	609	609	—
Total	60,548	1,622	(76)